EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.75

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2018669	XXX		Loan Purpose	XXX	XXX	XXX
2036241	XXX		PITIA	XXX	XXX	XXX
2036240	XXX		Credit QM/ATR Designation	XXX	XXX	XXX
2036240	XXX		Qualifying Total Debt Income Ratio	XXX	XXX	XXX
2016915	XXX		Application Date	XXX	XXX	XXX